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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2004

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Brokerage Cash Reserves
ING Aeltus Money Market Fund
ING Government Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves(1)	as of December 31, 2004 (Unaudited)

Principal
Amount			Value

CERTIFICATES OF DEPOSIT: 4.8%
$3,100,000		ABN AMRO Bank NV, 2.335%, due 03/18/05	$3,099,871
4,600,000	@@	Barclays Bank PLC, 1.913%, due 02/03/05	4,600,022
1,600,000		HSBC Bank, 1.555%, due 04/22/05	1,600,000
3,200,000		Royal Bank of Canada, 2.350%, due 03/30/05	3,199,879
3,000,000		Wells Fargo Bank, 2.420%, due 01/07/05	3,000,000

		Total Certificates of Deposit
		(Cost $15,499,772)	15,499,772

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.4%
2,900,000	#, XX	Blue Heron Funding Ltd., 2.443%, due 05/18/05	2,900,000
3,100,000	#, XX	Blue Heron Funding Ltd., 2.443%, due 03/18/05	3,100,000
3,100,000	#, XX	Blue Heron Funding Ltd., 2.448%, due 02/23/05	3,100,000
3,000,000	#, XX	CHEYNE 2004-1A, 2.280%, due 11/10/05	3,000,000
3,200,000	#, I, XX	Newcastle CDO I Ltd., 2.447%, due 10/24/05	3,200,000
3,300,000	#, XX	Putnam Structured Product CDO, 2.423%, due 02/15/05	3,300,000
2,300,000	#, XX	Whitehawk CDO Funding Ltd., 2.520%, due 03/15/05	2,300,000

		Total Collateralized Mortgage Obligations
		(Cost $20,900,000)	20,900,000

COMMERCIAL PAPER: 39.5%
5,268,000	@@	ASB Bank Ltd., 2.240%, due 01/21/05	5,261,122
2,110,000	@@	ASB Bank Ltd., 2.280%, due 02/02/05	2,105,592
7,800,000		BellSouth Corp., 1.600%, due 01/05/05	7,798,262
3,600,000	#	Concord Minuteman Cap, 2.380%, due 01/11/06	3,599,944
4,700,000	#	Concord Minutemen Cap, 2.210%, due 01/13/05	4,696,256
6,700,000	#	Concord Minutemen Cap, 2.350%, due 01/09/06	6,699,999
6,200,000		Corporate Asset Funding Corp., 1.790%, due 01/06/05	6,198,148
3,000,000		Credit Suisse First Boston Corp., 1.950%, due 01/10/05	2,998,373
3,100,000		Credit Suisse First Boston Corp., 1.830%, due 01/12/05	3,098,106
9,400,000		Crown Point Capital Co., 2.020%, due 03/08/05	9,364,795
3,100,000		Galaxy Funding, 1.880%, due 01/13/05	3,097,892
3,100,000	#	Goldman Sachs Group, 2.388%, due 07/29/05	3,100,000
2,250,000		Golden Peanut Co. LLC, 2.230%, due 02/03/05	2,245,277
3,100,000	@@	Greenwich Capital Holdings, Inc., 2.358%, due 01/14/05	3,100,000
2,000,000	@@, #	HBOS Treasury Services PLC, 2.119%, due 01/28/05	1,999,583
6,000,000		Household Financial Corp., 2.000%, due 01/11/05	5,996,333
3,000,000		Monument Gardens, 2.130%, due 01/18/05	2,996,813
4,000,000		Monument Gardens, 2.300%, due 01/24/05	3,993,867
2,750,000		Monument Gardens, 2.290%, due 01/24/05	2,745,801
3,126,000		Preferred Receivable Funding Corp., 2.250%, due 01/26/05	3,120,920
1,210,000	#	St. Germain Holdings Ltd., 1.530%, due 01/03/05	1,209,846
4,200,000	#	St. Germain Holdings Ltd., 2.130%, due 01/10/05	4,197,512
5,500,000	#	St. Germain Holdings Ltd., 2.230%, due 01/28/05	5,490,471
1,500,000	#	St. Germain Holdings Ltd., 2.400%, due 02/14/05	1,495,508
2,900,000		Thunder Bay Funding, 2.020%, due 01/10/05	2,898,376
4,400,000		Thunder Bay Funding, 2.260%, due 01/25/05	4,393,107
2,700,000		Thunder Bay Funding, 2.260%, due 01/26/05	2,695,594
5,000,000		Tulip Funding Corp., 2.040%, due 01/07/05	4,998,017
3,100,000		Tulip Funding Corp., 2.130%, due 01/10/05	3,098,171
5,100,000		Tulip Funding Corp., 2.240%, due 01/19/05	5,093,982
2,033,000		Windmill Funding Corp., 2.240%, due 01/20/05	2,030,479
6,200,000	#	Verizon Global Funding, 2.600%, due 01/13/06	6,200,000

		Total Commercial Paper
		(Cost $128,018,146)	128,018,146

CORPORATE BONDS/NOTES: 33.2%
2,750,000	@@	ABN AMRO Bank NV, 1.170%, due 01/03/05	2,749,814
2,600,000	#	American General Financial, 2.403%, due 01/06/06	2,600,000

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves(1)	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 33.2% (continued)
1,450,000	#	American Honda Finance, 2.140%, due 04/11/05	$1,450,121
1,800,000	#	American Honda Finance, 2.370%, due 05/16/05	1,800,439
3,500,000		Associates Corp. NA, 2.649%, due 06/27/05	3,502,252
3,800,000		Bank One NA, 2.558%, due 07/26/05	3,803,869
4,200,000		Bank One Corp., 7.625%, due 08/01/05	4,321,338
3,400,000		Bear Stearns Cos., Inc., 2.351%, due 02/03/06	3,400,000
3,325,000		Bear Stearns Cos., Inc., 2.428%, due 01/28/06	3,325,000
3,700,000		Bear Stearns Cos., Inc., 2.460%, due 11/28/05	3,702,625
3,200,000		Credit Suisse First Boston USA, Inc., 2.508%, due 01/14/05	3,200,499
2,350,000		Credit Suisse First Boston USA, Inc., 2.510%, due 02/08/05	2,350,710
5,000,000		General Electric Capital Corp., 2.460%, due 02/09/05	5,000,000
4,900,000		General Electric Capital Corp., 2.615%, due 03/15/05	4,901,818
3,200,000	#	Goldman Sachs Group LP, 2.393%, due 01/13/06	3,200,000
2,900,000	@@, #	HBOS Treasury Services PLC, 2.270%, due 02/01/06	2,900,000
4,800,000	@@, #	HBOS Treasury Services PLC, 2.550%, due 01/24/06	4,800,000
1,700,000		J.P. Morgan Chase & Co., 2.769%, due 03/29/05	1,701,013
3,100,000		Merrill Lynch & Co., Inc., 1.978%, due 01/05/05	3,100,004
3,350,000		Morgan Stanley, 2.523%, due 08/15/05	3,352,686
2,900,000	I	Money Market Trust LLY, 2.356%, due 06/03/05	2,900,000
7,400,000	#, I	Money Market Trust Series A, 2.478%, due 01/09/06	7,400,000
1,000,000		PNC Bank NA, 2.510%, due 05/18/05	1,000,912
2,000,000	#	The Bank of New York Co., Inc., 2.438%, due 01/27/06	2,000,000
2,700,000		Toyota Motor Credit Corp., 2.200%, due 02/07/05	2,700,123
2,700,000		Wachovia Corp., 2.840%, due 03/31/05	2,702,660
8,000,000		Wal-Mart Stores, Inc., 2.296%, due 02/22/05	8,000,254
1,400,000		Washington Mutual Bank, 2.060%, due 07/18/05	1,400,000
2,750,000		Wells Fargo & Co., 2.310%, due 02/02/06	2,750,040
3,800,000		Wells Fargo & Co., 2.579%, due 09/29/05	3,801,896
2,100,000		Westpac Banking Corp., 2.450%, due 01/11/06	2,100,000
5,430,000		Verizon Global Funding Corp., 6.750%, due 12/01/05	5,620,980

		Total Corporate Bonds/Notes
		(Cost $107,539,053)	107,539,053

U.S. GOVERNMENT AGENCY OBLIGATIONS(2): 9.8%
		Federal Home Loan Bank: 4.9%
3,100,000		1.400%, due 02/25/05	3,100,000
3,100,000		1.425%, due 04/04/05	3,100,000
2,300,000		1.470%, due 02/28/05	2,300,000
2,300,000		1.500%, due 03/01/05	2,300,000
3,100,000		1.600%, due 03/01/05	3,100,000
2,000,000		1.600%, due 05/16/05	2,000,000

			15,900,000

		Federal Home Loan Mortgage Corporation: 1.8%
5,700,000		1.500%, due 02/14/05	5,697,627

			5,697,627

		Federal National Mortgage Association: 3.1%
3,500,000		1.400%, due 02/25/05	3,500,000
3,100,000		1.550%, due 05/04/05	3,100,000
1,500,000		1.610%, due 05/13/05	1,500,000
2,000,000		1.630%, due 01/03/05	2,000,000

			10,100,000

		Total U.S. Government Agency Obligations
		(Cost $31,697,627)	31,697,627

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves(1)	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount				Value

REPURCHASE AGREEMENT: 6.3%
20,561,000		Goldman Sachs Repurchase Agreement dated 12/31/04, 2.230% due 01/03/05, $20,564,821 to be received upon repurchase (Collateralized by $20,724,000 Federal Home Loan Mortgage Corporation, 0.000%, Market Value plus accrued interest $20,972,895, due 02/25/19).		$20,561,000

		Total Repurchase Agreement
		(Cost $20,561,000)		20,561,000

		Total Investments In Securities
		(Cost $324,215,598)*	100.0%	$324,215,598
		Other Assets and Liabilities—Net	(0.0)	(19,165)

		Net Assets	100.0%	$324,196,433

	(1)	All securities with a maturity date greater than 13 months have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.
	(2)	The Fund may invest in mortgage-backed securities (“MBS”), which represent interests in pools of mortgage loans. As the mortgages in the underlying mortgage pools are paid, these securities provide shareholders with payments consisting of both principal and interest. The timely payment of principal and interest on MBS securities issued or guaranteed by the Government National Mortgage Association (also known to as “Ginnie Mae”) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Bank, a privately capitalized, cooperative government-sponsored enterprise, are supported by the issuer’s right to borrow from the U.S. Treasury. Others obligations, such as those issued by the Federal National Mortgage Association (also known as “Fannie Mae”), are supported by the credit of the issuer. MBS issued by private agencies are not government securities and are not directly guaranteed by any government agency. These securities are secured by the underlying collateral of the issuer.
	@@	Foreign Issuer
	I	Illiquid security
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors. At December 31, 2004, these securities totaled $85,739,679, or 26.4% of net assets.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.

Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 10% of the Fund’s net assets, at market value, at time of purchase.

		Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets

Newcastle CDO I Ltd., 2.447%, due 10/24/05	3,200,000	10/23/03	$3,200,000	$3,200,000	1.0%
Money Market Trust Series LLY, 2.356%, due 06/03/05	2,900,000	12/3/03	2,900,000	2,900,000	0.9%
Money Market Trust Series A, 2.478%, due 01/09/06	7,400,000	4/15/03	7,400,000	7,400,000	2.3%

			$13,500,000	$13,500,000	4.2%

PORTFOLIO OF INVESTMENTS
ING Aeltus Money Market Fund(1)	as of December 31, 2004 (Unaudited)

Principal
Amount			Value

CERTIFICATES OF DEPOSIT: 6.3%
$2,300,000		ABN AMRO Bank NV, 2.335%, due 03/18/05	$2,299,904
3,200,000	@@	Barclays Bank PLC, 1.913%, due 02/03/05	3,200,015
1,200,000		HSBC Bank, 1.555%, due 04/22/05	1,200,000
2,300,000		Royal Bank of Canada, 2.350%, due 03/30/05	2,299,913
2,000,000		Wells Fargo Bank, 2.420%, due 01/07/05	2,000,000
2,000,000		Wells Fargo Bank, 2.420%, due 01/07/05	2,000,000

		Total Certificates of Deposit
		(Cost $12,999,832)	12,999,832

COLLATERALIZED MORTGAGE OBLIGATIONS: 8.0%
2,100,000	#, XX	Blue Heron Funding Ltd., 2.443%, due 05/18/05	2,100,000
2,400,000	#, XX	Blue Heron Funding Ltd., 2.443%, due 03/18/05	2,400,000
2,400,000	#, XX	Blue Heron Funding Ltd., 2.448%, due 02/23/05	2,400,000
2,100,000	#, XX	CHEYNE 2004 1-A, 2.280%, due 11/10/05	2,100,000
3,000,000	#, I, XX	Newcastle CDO I Ltd., 2.447%, due 10/24/05	3,000,000
2,900,000	#, XX	Putnam Structured Product CDO, 2.423%, due 02/15/05	2,900,000
1,700,000	#, XX	Whitehawk CDO Funding Ltd., 2.520%, due 03/15/05	1,700,000

		Total Collateralized Mortgage Obligations
		(Cost $16,600,000)	16,600,000

COMMERCIAL PAPER: 27.7%
1,350,000	@@	ASB Bank Ltd., 2.350%, due 02/02/05	1,347,180
5,700,000		BellSouth Corp., 1.600%, due 01/05/05	5,698,733
2,600,000	#	Concord Minuteman Cap, 2.380%, due 01/11/06	2,599,959
2,500,000	#	Concord Minutemen Cap, 2.210%, due 01/13/05	2,498,008
4,700,000	#	Concord Minutemen Cap, 2.350%, due 01/09/06	4,700,000
4,200,000		Corporate Asset Funding Corp., 1.790%, due 01/06/05	4,198,746
2,100,000		Credit Suisse First Boston Corp., 1.950%, due 01/10/05	2,098,861
2,100,000		Credit Suisse First Boston Corp., 1.830%, due 01/12/05	2,098,717
6,600,000		Crown Point Capital Co., 2.020%, due 03/08/05	6,575,283
2,100,000		Galaxy Funding, 1.880%, due 01/13/05	2,098,572
2,200,000	#	Goldman Sachs Group, 2.388%, due 07/29/05	2,200,000
2,300,000	@@	Greenwich Capital Holdings, Inc., 2.358%, due 01/14/05	2,299,999
1,000,000		Household Financial Corp., 2.000%, due 01/11/05	999,389
2,100,000		Monument Gardens, 2.130%, due 01/18/05	2,097,769
2,100,000		Monument Gardens, 2.300%, due 01/24/05	2,096,780
1,750,000		Monument Gardens, 2.290%, due 01/24/05	1,747,328
1,700,000		Thunder Bay Funding, 2.260%, due 01/26/05	1,697,226
2,100,000		Tulip Funding Corp., 2.130%, due 01/10/05	2,098,761
2,100,000		Tulip Funding Corp., 2.240%, due 01/19/05	2,097,522
1,000,000		Tulip Funding Corp., 2.270%, due 01/28/05	998,238
5,400,000	#	Verizon Global Funding, 2.600%, due 01/13/06	5,400,000

		Total Commercial Paper
		(Cost $57,647,071)	57,647,071

CORPORATE BONDS/NOTES: 39.8%
1,750,000	@@	ABN AMRO Bank NV, 1.170%, due 01/03/05	1,749,882
1,750,000	#	American General Financial, 2.403%, due 01/06/06	1,750,000
1,000,000	#	American Honda Finance, 2.140%, due 04/11/05	1,000,084
1,250,000	#	American Honda Finance, 2.370%, due 05/16/05	1,250,305
2,450,000		Associates Corp. NA, 2.649%, due 06/27/05	2,451,576
3,100,000		Bank One Corp., 7.625%, due 08/01/05	3,189,560
2,600,000		Bank One NA, 2.558%, due 07/26/05	2,602,647
2,500,000		Bear Stearns Cos., Inc., 2.351%, due 02/03/06	2,500,000
2,350,000		Bear Stearns Cos., Inc., 2.428%, due 01/28/06	2,350,000

PORTFOLIO OF INVESTMENTS
ING Aeltus Money Market Fund(1)	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 39.8% (continued)
2,600,000		Bear Stearns Cos., Inc., 2.460%, due 11/28/05	$2,601,845
2,300,000		Credit Suisse First Boston USA, Inc., 2.508%, due 01/14/05	2,300,359
1,600,000		Credit Suisse First Boston USA, Inc., 2.510%, due 02/08/05	1,600,483
5,000,000		General Electric Capital Corp., 2.460%, due 02/09/05	5,000,000
2,600,000		General Electric Capital Corp., 2.615%, due 03/15/05	2,600,975
2,200,000	#	Goldman Sachs Group LP, 2.393%, due 01/13/06	2,200,000
1,400,000	@@, #	HBOS Treasury Services PLC, 2.270%, due 02/01/06	1,400,000
4,100,000	@@, #	HBOS Treasury Services PLC, 2.550%, due 01/24/06	4,100,000
1,200,000		J.P. Morgan Chase & Co., 2.769%, due 03/29/05	1,200,715
2,300,000		Merrill Lynch & Co., Inc., 1.978%, due 01/05/05	2,300,003
3,600,000	I	Money Market Trust LLY, 2.356%, due 06/03/05	3,600,000
6,700,000	#, I	Money Market Trust Series A, 2.478%, due 01/09/06	6,700,000
2,400,000		Morgan Stanley, 2.523%, due 08/15/05	2,401,924
800,000		PNC Bank NA, 2.510%, due 05/18/05	800,729
2,000,000	#	The Bank of New York Co., Inc., 2.438%, due 01/27/06	2,000,000
2,100,000		Toyota Motor Credit Corp., 2.200%, due 02/07/05	2,100,095
4,015,000		Verizon Global Funding Corp., 6.750%, due 12/01/05	4,156,212
2,000,000		Wachovia Corp., 2.840%, due 03/31/05	2,001,970
7,200,000		Wal-Mart Stores, Inc., 2.296%, due 02/22/05	7,200,226
900,000		Washington Mutual Bank, 2.060%, due 07/18/05	900,000
2,500,000		Wells Fargo & Co., 2.310%, due 02/02/06	2,500,000
2,600,000		Wells Fargo & Co., 2.579%, due 09/29/05	2,601,297
1,600,000		Westpac Banking Corp., 2.450%, due 01/11/06	1,600,000

		Total Corporate Bonds/Notes
		(Cost $82,710,887)	82,710,887

U.S. GOVERNMENT AGENCY OBLIGATIONS(2): 11.7%
		Federal Home Loan Bank: 5.6%
2,300,000		1.400%, due 02/25/05	2,300,000
2,400,000		1.425%, due 04/04/05	2,400,000
1,500,000		1.470%, due 02/28/05	1,500,000
1,500,000		1.500%, due 03/01/05	1,500,000
2,400,000		1.600%, due 03/01/05	2,400,000
1,500,000		1.600%, due 05/16/05	1,500,000

			11,600,000

		Federal Home Loan Mortgage Corporation: 2.4%
5,000,000		1.500%, due 02/14/05	4,997,627

			4,997,627

		Federal National Mortgage Association: 3.7%
2,700,000		1.400%, due 02/25/05	2,700,000
2,300,000		1.550%, due 05/04/05	2,300,000
1,100,000		1.610%, due 05/13/05	1,100,000
1,700,000		1.630%, due 01/03/05	1,700,000

			7,800,000

		Total U.S. Government Agency Obligations
		(Cost $24,397,627)	24,397,627

PORTFOLIO OF INVESTMENTS
ING Aeltus Money Market Fund(1)	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount				Value

REPURCHASE AGREEMENT: 6.6%
13,655,000		Goldman Sachs Repurchase Agreement dated 12/31/04, 2.230%, due 01/03/05, $13,657,538 to be received upon repurchase (Collateralized by $13,673,000 Federal Home Loan Mortgage Corporation, 0.000-4.240%, Market Value plus accrued interest $13,928,748, due 07/30/09-01/28/19)		13,655,000

		Total Repurchase Agreement
		(Cost $13,655,000)		13,655,000

		Total Investments In Securities
		(Cost $208,010,417)*	100.1%	$208,010,417
		Other Assets and Liabilities-Net	(0.1)	(165,695)

		Net Assets	100.0%	$207,844,722

	(1)	All securities with a maturity date greater than 13 months have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.
	(2)	The Fund may invest in mortgage-backed securities (“MBS”), which represent interests in pools of mortgage loans. As the mortgages in the underlying mortgage pools are paid, these securities provide shareholders with payments consisting of both principal and interest. The timely payment of principal and interest on MBS securities issued or guaranteed by the Government National Mortgage Association (also known to as “Ginnie Mae”) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Bank, a privately capitalized, cooperative government-sponsored enterprise, are supported by the issuer’s right to borrow from the U.S. Treasury. Others obligations, such as those issued by the Federal National Mortgage Association (also known as “Fannie Mae”), are supported by the credit of the issuer. MBS issued by private agencies are not government securities and are not directly guaranteed by any government agency. These securities are secured by the underlying collateral of the issuer.
	@@	Foreign Issuer
	I	Illiquid security
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under the guidelines established by the funds’ Board of Directors. At December 31, 2004, these securities totaled $54,398,356, or 26.2% of net assets.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.

Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 10% of the Fund’s net assets, at market value, at time of purchase.

		Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets

Newcastle CDO I Ltd., 2.447%, due 10/24/05	3,000,000	10/23/03	$3,000,000	$3,000,000	1.4%
Money Market Trust LLY, 2.356% due 8/15/05	3,600,000	12/3/03	$3,600,000	$3,600,000	1.7%
Money Market Trust Series A, 2.478%, due 01/09/06	6,700,000	4/15/03	$6,700,000	$6,700,000	3.2%

			$13,300,000	$13,300,000	6.3%

PORTFOLIO OF INVESTMENTS
ING Government Fund	as of December 31, 2004 (Unaudited)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 8.2%
		Auto Manufacturers: 0.6%
$340,909		Toyota Motor Credit Corp., 2.750%, due 08/06/09	$334,000

			334,000

		Banks: 1.9%
70,000	@@, C	Bank of Ireland, 2.770%, due 12/05/49	60,900
60,000	@@, C	Bank of Nova Scotia, 2.115%, due 08/31/85	50,147
120,000	@@, C	Den Norske Bank ASA, 2.115%, due 08/29/49	100,050
190,000	@@, C	HSBC Bank PLC, 2.839%, due 06/29/49	165,188
309,000	#, C, +	Rabobank Capital Funding Trust, 5.254%, due 12/29/49	307,990
80,000	@@, C	Royal Bank of Scotland Group PLC, 2.938%, due 12/29/49	70,658
330,000	@@, C	Standard Chartered PLC, 2.838%, due 12/29/49	265,650

			1,020,583

		Diversified Financial Services: 1.5%
300,000	@@, #, C	Svensk Exportkredit AB, 6.375%, due 10/29/49	303,964
500,000	#, C	Twin Reefs Pass-Through Trust, 3.370%, due 12/10/49	502,845

			806,809

		Insurance: 0.6%
314,000	#, C	North Front Pass-Through Trust, 5.810%, due 12/15/24	320,255

			320,255

		Multi-National: 3.0%
1,500,000	@@	International Finance Corp., 5.250%, due 05/02/06	1,536,716

			1,536,716

		Oil and Gas: 0.6%
320,000	#	Pemex Project Funding Master Trust, 3.790%, due 06/15/10	329,120

			329,120

		Total Corporate Bonds/Notes
		(Cost $4,280,070)	4,347,483

U.S. GOVERNMENT AGENCY OBLIGATIONS(1): 34.9%
		Federal Home Loan Bank: 1.1%
590,000		3.250%, due 12/17/07	586,620

			586,620

		Federal Home Loan Mortgage Corporation: 19.3%
1,375,000		2.700%, due 03/16/07	1,358,427
2,000,000	L	4.375%, due 02/04/10	2,002,144
1,000,000		5.125%, due 10/15/08	1,053,030
2,000,000		5.500%, due 07/15/06	2,070,472
3,400,000		5.875%, due 03/21/11	3,675,604
45,655		9.500%, due 07/01/20	51,592

			10,211,269

		Federal National Mortgage Association: 13.6%
1,000,000	C	2.750%, due 08/11/06	993,911
1,050,000	L, C	3.000%, due 08/15/07	1,040,236
385,000	L	4.125%, due 04/15/14	373,855
1,660,000		5.250%, due 04/15/07	1,730,542
3,000,000		6.000%, due 12/15/05	3,084,708

			7,223,252

		Government National Mortgage Association: 0.7%
45,941	C	7.000%, due 12/15/23	49,097
70,424		7.000%, due 04/15/26	75,112
94,464		9.000%, due 05/15/16	105,822
107,160		9.000%, due 07/15/16	120,043
20,929		9.500%, due 11/15/21	23,629

			373,703

PORTFOLIO OF INVESTMENTS
ING Government Fund	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Other Agency Obligations: 0.2%
86,855		Small Business Administration Participation Certificates, 8.250%, due 11/01/11	$92,912

			92,912

		Total U.S. Government Agency Obligations
		(Cost $18,469,961)	18,487,756

U.S. TREASURY OBLIGATIONS: 43.4%
		U.S. Treasury Bonds: 25.0%
1,300,000	L	4.000%, due 02/15/14	1,282,481
712,000	L	4.250%, due 11/15/14	714,086
391,000	L	5.375%, due 02/15/31	422,922
500,000		6.250%, due 08/15/23	585,528
400,000		8.125%, due 08/15/21	553,969
5,000,000	L, C	13.250%, due 05/15/14	6,949,220
2,310,000	C	14.000%, due 11/15/11	2,767,671

			13,275,877

		U.S. Treasury Notes: 16.7%
1,325,000	S	1.625%, due 01/31/05	1,324,685
5,000,000	S	2.500%, due 10/31/06	4,954,885
25,000		2.625%, due 11/15/06	24,823
532,000		3.000%, due 11/15/07	528,883
1,000,000	L	3.500%, due 11/15/09	995,626
1,000,000	L	3.500%, due 12/15/09	995,469

			8,824,371

		U.S. Treasury STRIP: 1.7%
930,000	S	2.560%, due 08/15/05	915,358

			915,358

		Total U.S. Treasury Obligations
		(Cost $23,569,285)	23,015,606

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.9%
		Commercial Mortgage-Backed Securities: 0.3%
134,982	C	Credit Suisse First Boston Mortgage Securities Corp., 5.900%, due 12/16/35	140,098

			140,098

		Whole Loan Collateralized Mortgage Obligations: 6.6%
2,779,847	C	Bank of America Mortgage Securities, 2.818%, due 05/25/34	2,775,317
734,106	C	Bank of America Mortgage Securities, 5.500%, due 12/25/33	743,007

			3,518,324

		Total Collateralized Mortgage Obligations
		(Cost $3,653,552)	3,658,422

MUNICIPAL BONDS: 0.5%
		City of New York: 0.5%
85,000		5.000%, due 11/01/08	91,891
85,000		5.000%, due 11/01/11	93,813
85,000	C	5.000%, due 11/01/15	93,292

		Total Municipal Bonds
		(Cost $279,193)	278,996

PORTFOLIO OF INVESTMENTS
ING Government Fund	as of December 31, 2004 (Unaudited)(continued)

Shares			Value

PREFERRED STOCK: 0.7%
		Banks: 0.7%
35	#, XX	DG Funding Trust	$375,485

		Total Preferred Stock
		(Cost $380,176)	375,485

		Total Long-Term Investments
		(Cost $50,632,237)	50,163,748

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 23.0%
		Repurchase Agreement: 3.7%
$1,979,000		Goldman Sachs Repurchase Agreement dated 12/31/04, 2.230%, due 01/03/05, $1,979,368 to be received upon repurchase (Collateralized by $1,997,000 Federal National Mortgage Association, 4.300%, Market Value plus accrued interest $2,019,542, due 02/03/11)		$1,979,000

		Total Repurchase Agreement
		(Cost $1,979,000)		1,979,000

		Securities Lending CollateralCC: 19.3%
2,000,000		Barclay’s Capital, Inc., 2.250%, due 01/03/05		2,000,000
2,092,000		Bear Stearns & Co., Inc., 2.250%, due 01/03/05		2,092,000
2,000,000		Credit Suisse First Boston Corp., 2.260%, due 01/03/05		2,000,000
2,094,000		Deutsche Bank Securities, Inc., 2.250%, due 01/03/05		2,094,000
2,000,000		J.P. Morgan Securities, 2.190%, due 01/03/05		2,000,000

		Total Securities Lending Collateral
		(Cost $10,186,000)		10,186,000

		Total Short-Term Investments (Cost $12,165,634)		12,165,000

		Total Investments In Securities
		(Cost $62,797,237)*	117.6%	$62,328,748
		Other Assets and Liabilities—Net	(17.6)	(9,329,687)

		Net Assets	100.0%	$52,999,061

	(1)	The Fund may invest in mortgage-backed securities (“MBS”), which represent interests in pools of mortgage loans. As the mortgages in the underlying mortgage pools are paid, these securities provide shareholders with payments consisting of both principal and interest. The timely payment of principal and interest on MBS securities issued or guaranteed by the Government National Mortgage Association (also known as “Ginnie Mae”) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Bank, a privately capitalized, cooperative government-sponsored enterprise, are supported by the issuer’s right to borrow from the U.S. Treasury. Others obligations, such as those issued by the Federal National Mortgage Association (also known as “Fannie Mae”), are supported by the credit of the issuer. MBS issued by private agencies are not government securities and are not directly guaranteed by any government agency. These securities are secured by the underlying collateral of the issuer.
	@@	Foreign issuer
	+	Step-up basis bonds. Interest rates shown reflect current and future coupon rates.
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	cc	Securities purchased with cash collateral for securities loaned.
	C	Bond may be called prior to maturity date.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at December 31, 2004.
	L	Loaned security, a portion or all of the security is on loan at December 31, 2004.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.
	*	Cost for federal income tax purposes is $62,825,005. Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$200,131
		Gross Unrealized Depreciation		(695,754)

		Net Unrealized Depreciation		$(495,623)

PORTFOLIO OF INVESTMENTS
ING Government Fund	as of December 31, 2004 (Unaudited)(continued)

Information concerning open futures contracts at December 31, 2004 is shown below:

	No. of	Notional	Expiration	Unrealized
	Contracts	Market Value	Date	Gain(Loss)
Long Contracts
U.S. 10 Year Note	20	$2,238,750	03/31/2005	$(4,475)

		$2,238,750		$(4,475)

Short Contracts
U.S. 10 Year Note	20	$(2,238,750)	03/31/2005	$8,212
U.S. 5 Year Note	19	(2,081,094)	03/31/2005	(1,876)
U.S. 2 Year Note	23	(4,820,656)	04/05/2005	7,322

		$(9,140,500)		$13,658

Total Futures Contracts		$(6,901,750)		$9,183

Information concerning the Interest Rate Swap Agreements outstanding at December 31, 2004 is shown below:

		Notional	Unrealized
Type		Principal	Depreciation
Receive a fixed rate equal to 2.955% and pay a floating rate based on the 3-month USD-LIBOR	X	$5,000,000	($59,000)
Counterparty: Morgan Stanley
Expires: 04/20/2007

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	February 28, 2005

By	/s/ Michael J. Roland

Michael J. Roland
Executive Vice President and Chief Financial Officer

Date:	February 28, 2005